Schedule of Fixed Assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 436,831	$ 342,679	$ 2,399,303
Less: Accumulated depreciation	(43,033)	(38,822)	(2,278,903)
Fixed assets, net	393,798	303,857	120,400
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	55,345	47,908	97,624
RAS System [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	164,333	140,214	2,089,909
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross			122,715
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	17,904	17,904	89,055
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 199,249	$ 136,653